Shareholder Report, Line Graph (Details) - USD ($)	Jan. 06, 2023	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
C000240297
Account Value [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO ETF
Account Value	$ 10,000	$ 12,199	$ 11,219	$ 11,365	$ 10,848	$ 11,587	$ 11,282	$ 10,792	$ 11,109	$ 10,141	$ 9,256	$ 9,792	$ 10,235	$ 10,724	$ 10,204	$ 9,413	$ 9,761	$ 10,129	$ 10,525	$ 10,689
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Account Value	$ 10,000	11,754	11,196	11,366	10,965	11,532	11,044	10,725	10,962	10,178	9,416	9,856	10,393	10,736	10,287	9,613	9,976	10,058	10,206	10,620
FT Wilshire US Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire US Small Cap Index
Account Value	$ 10,000	$ 12,917	$ 12,119	$ 12,297	$ 11,806	$ 12,641	$ 12,088	$ 11,398	$ 11,706	$ 10,618	$ 9,730	$ 10,310	$ 10,874	$ 11,276	$ 10,758	$ 9,885	$ 10,090	$ 10,189	$ 10,529	$ 10,762